Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Schedule of Investments [Line Items]
Short-term investments and other long-term investments
	Fair Value Measurement Using Significant Other
	Observable Inputs (Level 2)
	2016	2017
	RMB	RMB	US$ (Note 2(d))
Short-term investment	3,603,497	3,084,634	474,100
Other long-term investment	—	394,923	60,699

Allowance for doubtful accounts
	For the Years Ended December 31,
	2015	2016	2017
	RMB	RMB	RMB	US$ (Note 2(d))
Balance at beginning of year	—	—	4,856	746
Provision for doubtful accounts	—	5,297	13,332	2,049
Write-offs	—	(441)	(1,283)	(197)
Balance at end of period	—	4,856	16,905	2,598

Schedule of estimated useful lives of property and equipment
The estimated useful lives are as follows:

Category	Estimated useful life
Computers and equipment	3 - 5 years
Buildings	16 - 20 years
Furniture and fixtures	3 - 5 years
Vehicles	3 - 5 years
Software	5 years
Leasehold improvements	Over the shorter of the lease term or the estimated useful life of the asset ranging from 1 – 9 years

Schedule of classification of share-based compensation expense
	For the Years Ended December 31,
	2015	2016	2017
	RMB	RMB	RMB	US$ (Note 2(d))
Cost of revenue	784	891	1,075	165
Research and product development	3,538	5,702	6,864	1,055
Sales and marketing	1,136	1,390	1,650	254
General and administrative	59,685	84,436	89,086	13,692
Total	65,143	92,419	98,675	15,166

New accounting pronouncement, the effect of the adoption of ASC 606
	December 31, 2016
	As Reported	Adoption of ASC 606	As Adjusted
	RMB	RMB	RMB
Accounts receivable	220,336	15,337	235,673
Total current assets	7,505,817	15,337	7,521,154
Total assets	9,156,317	15,337	9,171,654
Accounts payable	879,383	143,321	1,022,704
Advances from customers	1,951,764	(145,271)	1,806,493
Total current liabilities	4,528,949	(1,950)	4,526,999
Total liabilities	4,583,877	(1,950)	4,581,927
Accumulated deficit	(4,755,514)	16,921	(4,738,593)
Total Tuniu Corporation shareholders’ equity	4,481,936	16,921	4,498,857
Noncontrolling interestss	432	366	798
Total equity	4,482,368	17,287	4,499,655
Total liabilities, redeemable noncontrolling interests and equity	9,156,317	15,337	9,171,654

	For the Years Ended December 31, 2016
	As Reported	Adoption of ASC 606	As Adjusted
	RMB	RMB	RMB
Packaged tours	10,179,977	(32,829)	10,147,148
Others	385,603	15,497	401,100
Total revenues	10,565,580	(17,332)	10,548,248
Net revenues	10,548,273	(17,332)	10,530,941
Cost of revenues	(9,921,304)	29,568	(9,891,736)
Gross profit	626,969	12,236	639,205
Sales and marketing	(1,908,424)	8,027	(1,900,397)
Total operating expenses	(3,146,293)	8,027	(3,138,266)
Loss from operations	(2,519,324)	20,263	(2,499,061)
Loss before income tax expense	(2,444,306)	20,263	(2,424,043)
Net loss	(2,442,595)	20,263	(2,422,332)
Net loss attributable to noncontrolling interests	(15,470)	366	(15,104)
Net loss attributable to Tuniu Corporation	(2,427,091)	19,897	(2,407,194)
Net loss attributable to ordinary shareholders	(2,427,197)	19,897	(2,407,300)
Net loss	(2,442,595)	20,263	(2,422,332)
Comprehensive loss	(2,208,695)	20,263	(2,188,432)
Comprehensive loss attributable to noncontrolling interests	(15,470)	366	(15,104)
Comprehensive loss attributable to Tuniu Corporation	(2,193,191)	19,897	(2,173,294)
Net loss per share-basic and diluted	(6.50)	0.05	(6.45)

	For the Years Ended December 31, 2015
	As Reported	Adoption of ASC 606	As Adjusted
	RMB	RMB	RMB
Packaged tours	7,553,041	25,781	7,578,822
Others	127,745	59	127,804
Total revenues	7,680,786	25,840	7,706,626
Net revenues	7,645,260	25,840	7,671,100
Cost of revenues	(7,274,675)	(34,387)	(7,309,062)
Gross profit	370,585	(8,547)	362,038
Sales and marketing	(1,154,155)	4,643	(1,149,512)
Total operating expenses	(1,825,621)	4,643	(1,820,978)
Loss from operations	(1,455,036)	(3,904)	(1,458,940)
Other loss, net	(1,336)	2	(1,334)
Loss before income tax expense	(1,462,974)	(3,902)	(1,466,876)
Net loss	(1,462,385)	(3,902)	(1,466,287)
Net loss attributable to Tuniu Corporation	(1,459,379)	(3,902)	(1,463,281)
Net loss attributable to ordinary shareholders	(1,459,379)	(3,902)	(1,463,281)
Net loss	(1,462,385)	(3,902)	(1,466,287)
Comprehensive loss	(1,274,279)	(3,902)	(1,278,181)
Comprehensive loss attributable to Tuniu Corporation	(1,271,273)	(3,902)	(1,275,175)
Net loss per share-basic and diluted	(5.88)	(0.01)	(5.89)

	For the Years Ended December 31, 2016
	As Reported	Adoption of ASC 606	As Adjusted
	RMB	RMB	RMB
Cash flows from operating activities:
Net loss	(2,442,595)	20,263	(2,422,332)
Changes in operating assets and liabilities:
Accounts receivable	(76,810)	(15,337)	(92,147)
Accounts payable	78,768	55,041	133,809
Advances from customers	728,534	(59,967)	668,567

	For the Years Ended December 31, 2015
	As Reported	Adoption of ASC 606	As Adjusted
	RMB	RMB	RMB
Cash flows from operating activities:
Net loss	(1,462,385)	(3,902)	(1,466,287)
Changes in operating assets and liabilities:
Accounts payable	320,502	49,936	370,438
Advances from customers	532,335	(46,034)	486,301

The Affiliated Entities [Member]
Schedule of Investments [Line Items]
Schedule of financial statement amounts and balances of the Affiliated Entities were included in the consolidated financial statements
	As of December 31,
	2016	2017
	RMB	RMB	US$ (Note 2(d))
ASSETS
Current assets
Cash and cash equivalents	206,917	289,259	44,458
Restricted cash	123,748	90,854	13,964
Short-term investments	323,393	1,685,045	258,987
Accounts receivable, net	178,177	140,464	21,589
Intercompany receivables	7,039	1,595,225	245,182
Prepayments and other current assets	1,223,887	228,604	35,136
Yield enhancement products and accrued interest	449,528	21,337	3,279
Total current assets	2,512,689	4,050,788	622,595

Non-current assets
Long-term investments	75,000	501,227	77,037
Property and equipment, net	95,433	84,755	13,027
Intangible assets, net	100,286	95,550	14,686
Goodwill	137,074	137,074	21,068
Yield enhancement products over one year and accrued interest	562,643	170,505	26,206
Other non-current assets	35,551	27,258	4,189
Total non-current assets	1,005,987	1,016,369	156,213
Total assets	3,518,676	5,067,157	778,808

LIABILITIES
Current liabilities
Accounts payable	939,741	629,707	96,784
Salary and welfare payable	167,747	157,440	24,198
Taxes payable	8,206	8,952	1,376
Advances from customers	1,795,560	1,145,306	176,030
Intercompany payable	2,528,229	4,966,577	763,349
Accrued expenses and other current liabilities	557,226	334,286	51,379
Amount due to the individual investors of yield enhancement products	871,914	177,971	27,354
Total current liabilities	6,868,623	7,420,239	1,140,470
Non-current liabilities	31,460	1,378,584	211,884
Total liabilities	6,900,083	8,798,823	1,352,354

	For the Years Ended December 31,
	2015	2016	2017
	RMB	RMB	RMB	US$ (Note 2(d))
Net revenues	7,781,754	10,562,269	1,954,746	300,439
Net loss	(1,055,593)	(2,034,208)	(348,755)	(53,603)
Net cash used in operating activities	(87,299)	(972,677)	(232,926)	(35,800)
Net cash used in investing activities	(1,374,894)	(193,029)	(988,393)	(151,913)
Net cash provided by financing activities	1,736,720	995,740	1,303,661	200,369